Stock-based compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 09, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost			$ 46,299
Incremental stock-based compensation expense			$ 12,300
Targeted number of awards		0	2,692,619
Options awards exercisable		0
Common stock equivalents from RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost			$ 23,455
Weighted-average period over which cost not yet recognized is expected to be recognized			2 years 1 month 20 days
Options, weighted average grant date fair values (in USD per share)			$ 17.03
Weighted average modification date fair value	$ 20.4
Options awards vested during the period			0
Common stock equivalents from Options awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost			$ 9,861
Weighted-average period over which cost not yet recognized is expected to be recognized			3 years 14 days
Number of share options (or share units) exercised during the current period.			0
Gross number of share options granted during the period (in shares)			2,806,905
Targeted number of awards			2,692,619	0
Options awards exercisable			0
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, weighted average grant date fair values (in USD per share)			$ 5.17
Weighted average modification date fair value	6.3
Options awards vested during the period			0
Weighted average remaining contractual life of options awards outstanding			3 years 11 months 15 days
Weighted average remaining contractual life of options awards vested and expected to vest			3 years 11 months 15 days
Aggregate intrinsic value of Options awards outstanding			$ 41,100
Aggregate intrinsic value of options awards vested and expected to vest			41,100
Common stock equivalents from PSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost			$ 12,983
Weighted-average period over which cost not yet recognized is expected to be recognized			2 years 1 month 9 days
Number of equity-based payment instruments vested during the period			0
Number of equity-based payment instruments granted during the period (in shares)			219,713
Options, weighted average grant date fair values (in USD per share)			$ 19.35
Weighted average modification date fair value	$ 23.01
Options awards vested during the period			0
Granted, Weighted average fair value per share			$ 23.01
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant			2,692,619
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant			0
2017 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost		$ 1,400	$ 2,000
Weighted-average period over which cost not yet recognized is expected to be recognized		1 year	1 year
Number of share options (or share units) exercised during the current period.			0
Number of equity-based payment instruments vested during the period			0
Gross number of share options granted during the period (in shares)		0
2017 Plan | Common stock equivalents from RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of equity-based payment instruments granted during the period (in shares)		0
2017 Plan | Maximum | Common stock equivalents from RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		4 years	4 years
2017 Plan | Minimum | Common stock equivalents from RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		2 years	2 years
2022 Nextracker plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost		$ 61,000
Weighted-average period over which cost not yet recognized is expected to be recognized		2 years 6 months 10 days
2022 Nextracker plan | Common stock equivalents from RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		3 years
Number of equity-based payment instruments granted during the period (in shares)		500,000
Granted, Weighted average fair value per share		$ 39.7
2022 Nextracker plan | Common stock equivalents from Options awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Gross number of share options granted during the period (in shares)		500,000
Options, weighted average grant date fair values (in USD per share)		$ 40.47
2022 Nextracker plan | Common stock equivalents from PSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of equity-based payment instruments granted during the period (in shares)		400,000
Granted, Weighted average fair value per share		$ 40.47
2022 Nextracker plan | Maximum | Common stock equivalents from PSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting percentage		300.00%
2022 Nextracker plan | Minimum | Common stock equivalents from PSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting percentage		0.00%
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental stock-based compensation expense	$ 23,300
2022 Plan [Member] | Common stock equivalents from Options awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			4 years
2022 Plan [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of grants authorized			12,900,000
Number of shares available for grant			7,400,000
2022 Plan [Member] | Common stock equivalents from PSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			3 years
2022 Plan [Member] | Common stock equivalents from PSUs | Share Based Compensation Award Tranche Two And Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of non-vested options outstanding			512,663
2022 Plan [Member] | Common stock equivalents from PSUs | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant			219,713
2022 Plan [Member] | Maximum | Common stock equivalents from Options awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting percentage			100.00%
2022 Plan [Member] | Maximum | Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award, expiration period			10 years
2022 Plan [Member] | Maximum | Common stock equivalents from PSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting percentage			200.00%
2022 Plan [Member] | Minimum | Common stock equivalents from Options awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting percentage			0.00%
2022 Plan [Member] | Minimum | Common stock equivalents from PSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting percentage			0.00%